Scope of Consolidation and Summary of Significant Accounting Policies - Leases and hedge accounting (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Leases
Impairment loss, right-of-use assets	€ 0
Increase (decrease) in net sales from application of hedge accounting	€ 1,650	€ (4,734)
Minimum | Lease liabilities
Leases
Interest rate on borrowings	0.96%
Maximum | Lease liabilities
Leases
Interest rate on borrowings	6.10%